Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table For PEO’s	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to NON-PEO NEOs (2)	Total Shareholder Return (TSR) (3)	TSR of Peer Group (3,4)	Net Income	Company Selected Measure – Return on Average Tangible Common Equity
Year(1)	$(000s)	$(000s)	$(000s)	$(000s)	$	$	$(000s)
2023	1,256	1,191	424	415	113.17	112.93	29,519	14.58%
2022	1,192	1,143	424	404	113.83	117.32	38,990	19.15%
2021	1,148	1,305	398	419	114.32	121.92	36,269	17.64%
2020	1,043	977	392	354	88.44	83.62	27,129	14.29%

(1)
For each of the years presented above, our PEO was Tony C. McKim. In 2020 our other NEOs were Susan A. Norton, Richard M. Elder, Sarah J. Tolman, and Charles A. Wootton. In 2021, 2022 and 2023 our other NEOs were Susan A. Norton, Richard M. Elder, Sarah J. Tolman and Jonathan W. Nicholson.

(2)
The table below details amounts deducted and added to calculate Average Compensation Actually Paid to the PEO and non-PEO NEOs.

(3)
Peer group as defined on Page 24 under Compensation Bookmarking.

	2020		2021		2022		2023
Reconciliation of Compensation Actually Paid	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)
Total Compensation per Summary Compensation Table (SCT)	1,043	392	1,148	398	1,192	424	1,256	424
Less: Value of Stock Grants reported in SCT	(204)	(52)	(183)	(49)	(201)	(60)	(233)	(59)
Plus: Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding	179	39	269	54	168	45	194	58
Plus: Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(41)	(24)	63	26	(18)	(6)	(22)	(6)
Plus: Change in Fair Value of Prior Year Awards that Vested this Year	—	(1)	7	(11)	3	2	(4)	(3)
“Compensation Actually Paid” for Year Shown(1)	977	354	1,305	419	1,143	404	1,191	415

Name and Address of Beneficial Owner	Number of Shares Beneficially Owned	Percentage Beneficially Owned
OWNERS OF 5% OR MORE
The Midwest Trust Company 5901 College Boulevard, Suite 100 Overland Park, Kansas	901,845	8.01%
BlackRock Fund Advisors(1) 400 Howard Street San Francisco, California	703,999	6.33%

Named Executive Officers, Footnote
(1)
For each of the years presented above, our PEO was Tony C. McKim. In 2020 our other NEOs were Susan A. Norton, Richard M. Elder, Sarah J. Tolman, and Charles A. Wootton. In 2021, 2022 and 2023 our other NEOs were Susan A. Norton, Richard M. Elder, Sarah J. Tolman and Jonathan W. Nicholson.

Peer Group Issuers, Footnote	(3) Peer group as defined on Page 24 under Compensation Bookmarking
PEO Total Compensation Amount	$ 1,256,000	$ 1,192,000	$ 1,148,000	$ 1,043,000
PEO Actually Paid Compensation Amount	$ 1,191,000	1,143,000	1,305,000	977,000
Adjustment To PEO Compensation, Footnote
	2020		2021		2022		2023
Reconciliation of Compensation Actually Paid	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)
Total Compensation per Summary Compensation Table (SCT)	1,043	392	1,148	398	1,192	424	1,256	424
Less: Value of Stock Grants reported in SCT	(204)	(52)	(183)	(49)	(201)	(60)	(233)	(59)
Plus: Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding	179	39	269	54	168	45	194	58
Plus: Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(41)	(24)	63	26	(18)	(6)	(22)	(6)
Plus: Change in Fair Value of Prior Year Awards that Vested this Year	—	(1)	7	(11)	3	2	(4)	(3)
“Compensation Actually Paid” for Year Shown(1)	977	354	1,305	419	1,143	404	1,191	415

Non-PEO NEO Average Total Compensation Amount	$ 424,000	424,000	398,000	392,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 415,000	404,000	419,000	354,000
Adjustment to Non-PEO NEO Compensation Footnote
	2020		2021		2022		2023
Reconciliation of Compensation Actually Paid	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)
Total Compensation per Summary Compensation Table (SCT)	1,043	392	1,148	398	1,192	424	1,256	424
Less: Value of Stock Grants reported in SCT	(204)	(52)	(183)	(49)	(201)	(60)	(233)	(59)
Plus: Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding	179	39	269	54	168	45	194	58
Plus: Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(41)	(24)	63	26	(18)	(6)	(22)	(6)
Plus: Change in Fair Value of Prior Year Awards that Vested this Year	—	(1)	7	(11)	3	2	(4)	(3)
“Compensation Actually Paid” for Year Shown(1)	977	354	1,305	419	1,143	404	1,191	415

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 113,170	113,830	114,320	88,440
Peer Group Total Shareholder Return Amount	112,930	117,320	121,920	83,620
Net Income (Loss)	$ 29,519,000	$ 38,990,000	$ 36,269,000	$ 27,129,000
Company Selected Measure Amount	14.58	19.15	17.64	14.29
PEO Name	Tony C. McKim
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (233,000)	$ (201,000)	$ (183,000)	$ (204,000)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,000	168,000	269,000	179,000
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,000)	(18,000)	63,000	(41,000)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000)	3,000	7,000
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,000)	(60,000)	(49,000)	(52,000)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,000	45,000	54,000	39,000
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000)	(6,000)	26,000	(24,000)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,000)	$ 2,000	$ (11,000)	$ (1,000)